Restructuring (Narrative) (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) growth_driver	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 79,100,000
Share-based compensation expense			28,288,000	$ 23,761,000	$ 44,300,000
Goodwill, disposal			2,650,000
Restructuring			$ 27,590,000	4,144,000
Number of growth drivers | growth_driver			5
Cost of sales
Restructuring Cost and Reserve [Line Items]
Share-based compensation expense			$ 2,553,000	2,177,000	2,809,000
Sales and marketing
Restructuring Cost and Reserve [Line Items]
Share-based compensation expense			4,824,000	4,815,000	9,086,000
Forfeitures of Share-Base Compensation
Restructuring Cost and Reserve [Line Items]
Share-based compensation expense			(2,000,000)
Consulting
Restructuring Cost and Reserve [Line Items]
Restructuring charges			7,500,000
Asset Impairments & Disposals
Restructuring Cost and Reserve [Line Items]
Restructuring charges			21,400,000
Fixed Asset Abandonment
Restructuring Cost and Reserve [Line Items]
Restructuring charges			10,900,000
Prepaid Contract Write-Off
Restructuring Cost and Reserve [Line Items]
Restructuring charges			1,100,000
2016 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges			79,099,000
Goodwill, disposal			2,600,000
Restructuring			32,305,000
2016 Restructuring | Other expense, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges			10,946,000
2016 Restructuring | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges			11,960,000
2016 Restructuring | Sales and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring charges			24,931,000
2016 Restructuring | General and administrative, integration and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges			4,904,000
2016 Restructuring | Asset Impairments & Disposals
Restructuring Cost and Reserve [Line Items]
Restructuring charges			44,399,000
2016 Restructuring | Asset Impairments & Disposals | Other expense, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges			10,946,000
2016 Restructuring | Asset Impairments & Disposals | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges			10,490,000
2016 Restructuring | Asset Impairments & Disposals | Sales and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring charges			1,046,000
2016 Restructuring | Asset Impairments & Disposals | General and administrative, integration and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges			1,547,000
2014 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 37,100,000			0
Restructuring	14,620,000		0	4,111,000	14,620,000
2014 Restructuring | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	26,400,000
2014 Restructuring | Sales and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,400,000
2014 Restructuring | General and administrative, integration and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	8,300,000
2014 Restructuring | Fixed Asset Abandonment
Restructuring Cost and Reserve [Line Items]
Restructuring charges	19,600,000
2014 Restructuring | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring charges	6,400,000
2014 Restructuring | Intangible Asset Abandonment Charges
Restructuring Cost and Reserve [Line Items]
Restructuring charges	8,700,000
2014 Restructuring | Contract Termination
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,400,000
2011 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 10,606,000		0	726,000	$ 10,606,000
Accrued liabilities | 2016 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring			27,600,000
Accrued liabilities | 2014 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring				$ 4,100,000
Other noncurrent liabilities | 2016 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring			4,700,000
Scenario, Forecast
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 90,000,000
Scenario, Forecast | 2016 Restructuring | Personnel and Facility Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 10,000,000
Hombrechtikon Systems Engineering AG | 2016 Restructuring
Restructuring Cost and Reserve [Line Items]
Equity method investment impairment			$ 8,300,000